Significant Accounting Policies - Summary of Depreciation Method of Right of Use Assets (Details)	12 Months Ended
Dec. 31, 2021
Right-of-use assets - Offices | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1 year
Right-of-use assets - Offices | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years
Right-of-use assets - Vehicles | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1 year
Right-of-use assets - Vehicles | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years
Right-of-use assets - equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	2 years
Right-of-use assets - equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years
Software | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	2 years
Software | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	5 years